Right-of-use assets - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 404,152,514	$ 209,198,058
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	26,961,235	14,282,203
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	12,870,321	13,303,170
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	12,572,768	7,228,546
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	12,452,751	7,018,180
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	12,312,890	6,916,077
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	326,982,549	160,449,882
Interest [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	168,466,959	49,535,981
Interest [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,940,599	3,177,185
Interest [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,747,979	2,903,458
Interest [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,731,707	2,794,604
Interest [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,572,337	2,690,733
Interest [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,408,571	2,590,412
Interest [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	130,065,766	35,379,589
Present Value [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	235,685,555	159,662,077
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	19,020,636	11,105,018
Present Value [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	5,122,342	10,399,712
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	4,841,061	4,433,942
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	4,880,414	4,327,447
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	4,904,319	4,325,665
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 196,916,783	$ 125,070,293